Note 14 - Income Tax - Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 17,556	$ 10,192
Unused tax losses [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	13,479	8,520
Temporary differences, mineral properties [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	2,871	878
Other temporary differences [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 1,206	$ 794